May 13, 2005

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re:	AXA Enterprise Funds Trust – Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File Nos. 333-121788 and 811-21695)

Dear Sir or Madam:

Please find enclosed for filing on behalf of AXA Enterprise Funds Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The Trust is filing the Pre-Effective Amendment to respond to comments received on January 28, 2005 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on the Registration Statement as filed with the SEC on December 30, 2004, to update disclosures throughout the Registration Statement, to include exhibits and other information not included in the Registration Statement and to make other minor clarifying, updating and stylistic changes. The Pre-Effective Amendment is marked to show changes made since the previous filing.

The Trust currently is scheduled to commence the public offering of its shares on June 3, 2005. In this connection, upon resolution of all SEC staff comments, the Trust and its principal underwriter intend to submit to the SEC staff requests to accelerate the effective date of the Registration Statement to that date or as soon thereafter as practicable.

U.S. Securities and Exchange Commission

May 13, 2005

If you have any questions or comments concerning the foregoing, please contact the undersigned at (202) 778-9351 or Arthur J. Brown at (202) 778-9046.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie
AXA Equitable Life Insurance Company

Arthur J. Brown
Kirkpatrick & Lockhart Nicholson Graham LLP